CONSOLIDATED PROFIT AND LOSS ACCOUNT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES
Net sales from operations	€ 66,919	€ 55,762	€ 72,286
Other income and revenues	4,058	931	1,252
Total Revenue	70,977	56,693	73,538
Purchases, services and other	(52,461)	(44,124)	(56,848)
Payroll and related costs	(2,951)	(2,994)	(3,119)
Other operating (expense) income	(32)	16	(485)
Depreciation and amortization	(7,483)	(7,559)	(8,940)
Net (impairments) reversals	225	475	(6,534)
Write-off of tangible and intangible assets	(263)	(350)	(688)
OPERATING PROFIT (LOSS)	8,012	2,157	(3,076)
FINANCE INCOME (EXPENSE)
Finance income	3,924	5,850	8,635
Finance expense	(5,886)	(6,232)	(10,104)
Net Finance income (expense) from financial assets held for trading	(111)	(21)	3
Derivatives financial instruments	837	(482)	160
Finance income (cost)	(1,236)	(885)	(1,306)
INCOME (EXPENSE) FROM INVESTMENTS
Share of profit (loss) from equity-accounted investments	(267)	(326)	(471)
Other gain (loss) from investments	335	(54)	576
Investment income	68	(380)	105
PROFIT (LOSS) BEFORE INCOME TAXES	6,844	892	(4,277)
Income taxes	3,467	1,936	3,122
Net profit (loss) for the year - Continuing operations	3,377	(1,044)	(7,399)
Net profit (loss) for the year - Discontinued operations		(413)	(1,974)
Net profit (loss) for the year	3,377	(1,457)	(9,373)
Attributable to Eni
- continuing operations	3,374	(1,051)	(7,952)
- discontinued operations		(413)	(826)
Profit (loss), attributable to ordinary equity holders of parent entity	3,374	(1,464)	(8,778)
Attributable to non-controlling interest
- continuing operations	3	7	553
- discontinued operations			(1,148)
Profit (loss), attributable to non-controlling interests	€ 3	€ 7	€ (595)
Earnings per share attributable to Eni (€ per share)
Basic	€ 0.94	€ (0.41)	€ (2.44)
Diluted	0.94	(0.41)	(2.44)
Earnings per share attributable to Eni - Continuing operations (€ per share)
Basic	0.94	(0.29)	(2.21)
Diluted	€ 0.94	€ (0.29)	€ (2.21)
Related parties [member]
REVENUES
Net sales from operations	€ 1,567	€ 1,238	€ 1,342
Other income and revenues	41	74	69
Purchases, services and other	(9,164)	(8,212)	(6,882)
Payroll and related costs	(34)	(24)	(55)
Other operating (expense) income	331	247	96
FINANCE INCOME (EXPENSE)
Finance income	191	157	83
Finance expense	€ (4)	(145)	(50)
Derivatives financial instruments		€ 27
INCOME (EXPENSE) FROM INVESTMENTS
Net profit (loss) for the year - Discontinued operations			€ 142